Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018
Disclosure Of Deposits [line items]
Payable after notice	$ 163,309
Payable on a fixed date	408,768
Total	712,282	$ 690,879	$ 676,534
Canada [member]
Disclosure Of Deposits [line items]
Payable after notice	126,994
Payable on a fixed date	258,302
Total	481,177	471,509	472,798
United States [member]
Disclosure Of Deposits [line items]
Payable after notice	6,045
Payable on a fixed date	52,766
Total	73,708	70,549	59,938
United Kingdom [member]
Disclosure Of Deposits [line items]
Payable after notice	340
Payable on a fixed date	18,343
Total	18,683	17,059	16,847
Mexico [member]
Disclosure Of Deposits [line items]
Payable after notice	6,697
Payable on a fixed date	13,019
Total	24,487	23,446	21,151
Peru [member]
Disclosure Of Deposits [line items]
Payable after notice	4,547
Payable on a fixed date	8,325
Total	17,955	16,004	15,213
Chile [member]
Disclosure Of Deposits [line items]
Payable after notice	151
Payable on a fixed date	18,033
Total	24,790	25,097	24,180
Colombia [member]
Disclosure Of Deposits [line items]
Payable after notice	4,285
Payable on a fixed date	5,041
Total	9,949	10,194	9,543
Other International [member]
Disclosure Of Deposits [line items]
Payable after notice	14,250
Payable on a fixed date	34,939
Total	61,533	57,021	56,864
Personal [member]
Disclosure Of Deposits [line items]
Payable after notice	124,220
Payable on a fixed date	85,499
Total	224,933	221,921	214,545
Business and government [member]
Disclosure Of Deposits [line items]
Payable after notice	37,574
Payable on a fixed date	288,572
Total	443,707	434,749	422,002
Financial institution [member]
Disclosure Of Deposits [line items]
Payable after notice	1,515
Payable on a fixed date	34,697
Total	43,642	$ 34,209	$ 39,987
Interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	105,883
Interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	78,553
Interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	14,739
Interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	11
Interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	4,987
Interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	3,357
Interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	46
Interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	4,190
Interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	6,924
Interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	92,632
Interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	6,327
Non- interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	34,322
Non- interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	17,328
Non- interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	158
Non- interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	4,760
Non- interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	96
Non- interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	3,249
Non- interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	577
Non- interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	8,154
Non- interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	8,290
Non- interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	24,929
Non- interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	$ 1,103